COMMITMENTS AND CONTINGENCY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCY
Rental expense under operating leases	$ 1,565,110	$ 1,651,398	$ 1,660,007
Minimum rental payments under certain operating leases, relating to the rental of office premises
2013	935,023
2014	322,932
2015	179,356
2016	24,147
2017	13,236
2018 and thereafter	29,995
Total	1,504,689
COMMITMENTS AND CONTINGENCIES
Future minimum purchase commitments under agreements to pay media costs	265,276,000
Payments under future minimum purchase commitments under agreements to pay media costs
2013	75,212,000
2014	72,289,000
2015	64,206,000
2016	21,508,000
2017	11,941,000
2018 and thereafter	20,120,000
Total	$ 265,276,000
Minimum
COMMITMENTS AND CONTINGENCIES
Term of agreements to pay media costs	5 years
Maximum
COMMITMENTS AND CONTINGENCIES
Term of agreements to pay media costs	10 years